LONG-TERM DEBT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible debt		$ 40,000
Debt interest rate		6.00%
Debt face amount	$ 11,500	$ 15,269
Convertible bond percentage	6.00%
Convertible conversion price	$ 9.45
Long term debt	$ 15,245	24,974
Long Term Leases [Member]
Debt Instrument [Line Items]
Long term debt	2,901	$ 7,455
Minimum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	$ 14
Long term debt rate	5.50%
Maximum [Member]
Debt Instrument [Line Items]
Unsecure long term debt	$ 104
Long term debt rate	7.50%